Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement Line Items [Line Items]
Credit commitments	$ 404,883	$ 443,124	$ 366,895
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	346,747	382,851	315,764
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 58,136	$ 60,273	$ 51,131